Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Incentive Plans [Abstract]
Stock Incentive Plans

Note 5 - Stock Incentive Plans

At September 30, 2012 options to purchase up to 358,373 shares of our common stock were outstanding and 568,429 shares were available for future grants or awards under our various stock incentive plans. We generally issue new shares for option exercises unless treasury shares are available for issuance. We had no treasury shares as of September 30, 2012 and have no plans to purchase any in the next year.

Stock-based Compensation - The following table summarizes stock-based compensation expense (in thousands):

	Three Months ended September 30,		Nine months ended September 30,
	2011	2012	2011	2012
Stock-based compensation:
Research and development	$103	$34	$295	$186
Selling, general and administrative	13	(33)	393	159
Total stock-based compensation	$116	$1	$688	$345

Stock-based compensation expense is recognized on a straight-line basis over the applicable vesting periods, based on the fair value on the grant date. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the applicable plan and certain employment agreements we have with key employees).

Stock Options - Stock options to purchase shares of our common stock are granted under our existing stock-based incentive plans to certain employees, at prices at or above the fair market value on the date of grant.

The following table summarizes stock option activity during the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Outstanding December 31, 2011	578,257	$26.22
Options expired	(15,446)	60.43
Options forfeited	(204,438)	2.27
Outstanding at September 30, 2012	358,373	$38.41	5.9 years	$-
Exercisable at September 30, 2012	254,860	$52.71	4.6 years	$-

The per-share fair value of stock options granted was approximately $1.70 in both the three and nine months ended September 30, 2011, which was estimated at the date of grant using the Black-Scholes-Merton option valuation model using an expected dividend yield of 0%, a risk-free interest rate of 1.2%, expected stock volatility of 118% and an expected option life of 6.0 years. We did not grant any options during the three or nine months ended September 30, 2012.

As of September 30, 2012, we had approximately $0.2 million of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost over a weighted average period of approximately 1.8 years.

The intrinsic value of stock options outstanding and exercisable at September 30, 2012 is based on the $0.28 closing market price of our common stock on that date, and is calculated by aggregating the difference between $0.28 and the exercise price of each of the outstanding vested and unvested stock options. There were no stock options outstanding at September 30, 2012 which had an exercise price less than $0.28. There were no stock options exercised in the three or nine months ended September 30, 2011 or September 30, 2012.

Employee Stock Purchase Plan - As of September 30, 2012, a total of 65,000 shares of common stock have been reserved for issuance under our 2007 Employee Stock Purchase Plan ("ESPP") and 18,141 have been issued. Under the terms of the ESPP, a participant may purchase shares of our common stock at a price equal to the lesser of 85% of the fair market value on the date of offering or on the date of purchase. Stock-based compensation expense related to the ESPP was not material in the three and nine month periods ended September 30, 2011 and September 30, 2012.

Note 6 - Stock Incentive Plans

At December 31, 2011, options to purchase up to 578,257 shares of our common stock were outstanding, and 360,518 shares were reserved for future grants or awards under our various stock incentive plans.

Our stock incentive plans include the 2008 Stock Incentive Plan, 2004 Stock Incentive Plan and 2002 Stock Option Plan. At our 2011 annual shareholders' meeting, our shareholders approved the addition of 600,000 shares to our 2008 Stock Incentive Plan. We also maintain outstanding grants under our 2000 Nonqualified Stock Option Plan, which expired in 2010, and the 2006 Cequent Stock Incentive Plan under which stock options outstanding at the time of the Cequent acquisition were converted to options to purchase shares of our common stock. Under our stock compensation plans, we are authorized to grant options to purchase shares of common stock to our employees, officers and directors and other persons who provide services to us. The options to be granted are designated as either incentive stock options or non-qualified stock options by our board of directors, which also has discretion as to the person to be granted options, the number of shares subject to the options and the terms of the option agreements. Only employees, including officers and part-time employees, may be granted incentive stock options. Under our 2004 and 2008 plans, we are authorized to grant awards of restricted stock, stock appreciation rights and performance shares, in addition to stock options. As of December 31, 2011, no stock appreciation rights or performance shares have been granted. Options granted under the plans generally have terms of ten years from the date of grant, and generally vest over three years. We generally issue new shares for option exercises unless treasury shares are available for issuance. We had no treasury shares as of December 31, 2011 and have no plans to purchase any in the next year, however, we may accept the surrender of vested restricted shares from employees to cover tax requirements at our discretion.

Stock-based Compensation - Compensation expense is recognized on a straight-line basis over the applicable vesting periods based on the fair value on the grant date and is recorded net of forfeitures based on historical experience. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the applicable plan and certain employment agreements we have with key employees). The following table summarizes stock-based compensation expense (in thousands):

	Years Ended December 31,
	2010	2011
Research and development	$679	$422
Selling, general and administrative	1,337	505
Total	$2,016	$927

Stock Options - Option activity was as follows:

	Years Ended December 31,
	2010		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	210,750	$92.50	264,106	$69.30
Granted	21,861	26.30	392,976	2.03
Assumed in Cequent acquisition	58,083	23.20	-	-
Exercised	(4,058)	10.90	-	-
Expired	(19,058)	157.60	(47,016)	71.20
Forfeited	(3,472)	21.20	(31,809)	18.29
Outstanding at end of year	264,106	$69.30	578,257	$26.22
Exercisable at end of year	192,394	$74.50	193,404	$71.15

The following table summarizes additional information on our stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$2.00 - $ 2.20	368,268	9.7	$2.02	-	$-
$5.51 - $ 5.51	718	9.3	5.51	-	-
$11.60 - $ 94.00	173,265	6.4	49.88	157,398	50.77
$127.60 - $617.20	36,006	6.2	160.26	36,006	160.26
Totals	578,257	8.4	$26.22	193,404	$71.15
Exercisable	193,404	6.2

We use the Black-Scholes-Merton option pricing model to determine the fair value of our stock-based awards. The determination of the fair value of stock-based awards on the date of grant using an option-pricing model is affected by our stock price as well as by assumptions regarding a number of complex and subjective variables. These variables include the expected life of the award, expected stock price volatility over the term of the award, historical and projected exercise behaviors, risk-free interest rate and expected dividends. Staff Accounting Bulletins issued by the Securities and Exchange Commission provide for a simplified method for estimating expected term for "plain-vanilla" options, if a company met certain criteria. The mid-point between the vesting date and the expiration date is used as the expected term under this method. We have concluded that we meet the criteria to use the simplified method as we have had significant structural changes in our business such that our historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. We estimate volatility of our common stock by using our stock price history to forecast stock price volatility. The risk-free interest rates used in the valuation model were based on U.S. Treasury issues with remaining terms similar to the expected term on the options. We do not anticipate paying any dividends in the foreseeable future and, therefore, use an expected dividend yield of nil. The per-share fair value of stock options granted was approximately $21.90 and $1.74 in 2010 and 2011, respectively, which were estimated at the date of grant using the Black-Scholes-Merton option valuation model with the following weighted average assumptions for the periods presented as follows:

	2010	2011
Risk free interest rate	1.6%	1.2%
Expected stock volatility	113%	118%
Expected option life	5.9 years	6.0 years

As of December 31, 2011, we had approximately $0.9 million of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost over a weighted average period of approximately 2.3 years.

At December 31, 2011, the aggregate intrinsic value of options outstanding or exercisable was zero as there were no options outstanding with an exercise price less than the December 31, 2011 closing market price of our common stock which was $0.89 per share. The total intrinsic value of options exercised in 2010 was approximately $0.1 million. No options were exercised in 2011. The total grant date fair value of options that vested during 2010 and 2011 was approximately $2.1 million and $1.3 million, respectively.

In 2010, in connection with our annual shareholders meeting, three members of our board of directors retired. Our board of directors approved a resolution to extend the amount of time two of the retiring directors have to exercise their vested options from 90 days to four years. Additional compensation expense recognized as a result of the modification was approximately $0.2 million. In 2011, in connection with our annual shareholders meeting, one member of our board of directors retired. Our board of directors approved a resolution to accelerate the vesting of the retiring director's outstanding stock options and to extend the amount of time he had to exercise his vested options from 90 days to four years. Additional compensation expense recognized as a result of the modification was not material.

Non-Employee Option Grants - We have granted stock options to non-employee members of our Scientific Advisory Board. In addition, as part of the Cequent acquisition, we assumed stock options granted to non-employees which were converted to stock options for 7,964 shares of our common stock. Non-employee option grants are recorded as expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these stock options, as calculated using the Black-Scholes-Merton option pricing model, is re-measured using the fair value of our common stock and the stock-based compensation recognized during the period is adjusted accordingly. Since the fair value of options granted to non-employees is subject to change in the future, the amount of future compensation expense will include fair value re-measurements until the stock options are fully vested. Expense recognized relating to options granted to non-employees was not material in 2010 or 2011.

Restricted Stock Awards - We have issued shares of restricted stock to certain employees and members of our Board pursuant to our 2004 Stock Incentive Plan. We did not grant any restricted stock awards during the 2009, 2010 and 2011 fiscal years. As of December 31, 2010, there were 94 unvested shares of restricted stock outstanding. These shares vested in January 2011 and there are no restricted stock awards remaining to vest.

Non-cash compensation expense for restricted stock awards is recognized on a straight-line basis over the applicable vesting periods based on the fair value of the restricted stock on the grant date. As of December 31, 2011, there is no unrecognized compensation cost related to unvested restricted stock awards. Stock-based compensation expense recorded and the fair value of restricted stock vested was not material for 2010 or 2011.

Employee Stock Purchase Plan - As of December 31, 2011, a total of 65,000 shares of common stock have been reserved for issuance under our 2007 Employee Stock Purchase Plan ("ESPP"), of which 14,233 have been issued to date. At our 2011 annual shareholders' meeting, our shareholders approved the addition of 50,000 shares to the plan. Under the terms of the ESPP, a participant may purchase shares of our common stock at a price equal to the lesser of 85% of the fair market value on the date of offering or on the date of purchase. Stock-based compensation expense related to the ESPP was not material in 2010 or 2011.